Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue by geographic location
Revenue	$ 451,731	$ 498,332	$ 567,936
Australia-Asia
Operating revenue by geographic location
Revenue	284,302	344,400	410,827
Europe
Operating revenue by geographic location
Revenue	165,639	$ 153,932	$ 157,109
America
Operating revenue by geographic location
Revenue	$ 1,790